Exhibit 99.2 Schedule 1

Loan ID	ALT Loan ID	Field Name	Verified Value	Bid Tape Value	Comment
XXXX		Number of Borrowers	XXX	XXX	Per Note
XXXX		Application Date	XX/XX/XXXX	XX/XX/XXXX	Per Initial 1003
XXXX		Application Date	XX/XX/XXXX	XX/XX/XXXX	Per Initial 1003
XXXX		Qualifying Total Debt Income Ratio	XXX	XXX	Missing property tax Statement and homeowner's insurance policy for property located at XXX departing residence.
XXXX		Application Date	XX/XX/XXXX	XX/XX/XXXX	Per Initial 1003
XXXX		Application Date	XX/XX/XXXX	XX/XX/XXXX	Confirmed with Initial 1003.
XXXX		Qualifying Total Debt Income Ratio	XXX	XXX	Confirmed with bank Statements provided for income verification and Credit Report. The XXX shows XXX% DTI. However, the interest rate for the XXX is XXX%. The actual interest rate from the Note is XXX%.
XXXX		Application Date	XX/XX/XXXX	XX/XX/XXXX	Per 1003
XXXX		Qualifying Total Debt Income Ratio	XXX	XXX	Per debts vs income
XXXX		Closing/Settlement Date	XX/XX/XXXX	XX/XX/XXXX	Confirmed with Final Closing Disclosure. Closing date was updated to Notary date by Compliance.
XXXX		Closing/Settlement Date	XX/XX/XXXX	XX/XX/XXXX	Confirmed with Final Closing Disclosure. Compliance updated Closing date to match Notary date.
XXXX		Application Date	XX/XX/XXXX	XX/XX/XXXX	Confirmed with Initial 1003.
XXXX		Qualifying Total Debt Income Ratio	XXX	XXX	Confirmed with Income documentation and Credit Report. It appears the income totals are incorrect for the lender's calculation. Using the same income as lender and consumer debts from Credit Report the Audited DTI is lower. It appears the lender did not include B1 income.
XXXX		Application Date	XX/XX/XXXX	XX/XX/XXXX	Confirmed with Initial 1003.
XXXX		Qualifying Total Debt Income Ratio	XXX	XXX	Confirmed with bank Statements provided for income verification and Credit Report. B2 Audited income XXX is lower than Lender's income $XXX. For XX/XX/XXXX bank Statement the Lender shows an included income of XXX However, account #XXX for XX/XX/XXXX has deposits of $XXX. Lender's calculation goes through XX/XX/XXXX even if you add these deposits it does not reach XXX Audit used standard XXX months bank Statement calculation.
XXXX		Application Date	XX/XX/XXXX	XX/XX/XXXX	Per 1003
XXXX		Qualifying Total Debt Income Ratio	XXX	XXX	Verified by the calculations.
XXXX		Application Date	XX/XX/XXXX	XX/XX/XXXX	Verified by the initial 1003.
XXXX		Credit QM/ATR Designation	XXX	XXX	updated per business purpose/investment purchase
XXXX		Qualifying Total Debt Income Ratio	XXX	XXX	updated per liabilities - DTI/liabilities off XXX due to property taxes at one of the REOs that lender didn't count into DTI/liabilities. Which lowered income and increased liabilities. Still qualifies under max XXX% DTI.
XXXX		PITIA	XXX	XXX	XXX P&I + XXX TIA